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April 1, 2004
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Fund Profile

T. Rowe Price

Retirement 2005 Fund

Retirement 2010 Fund

Retirement 2015 Fund

Retirement 2020 Fund

Retirement 2025 Fund

Retirement 2030 Fund

Retirement 2035 Fund

Retirement 2040 Fund

Retirement Income Fund

Nine retirement funds that blend stocks and bonds to achieve different risk and reward goals.

This profile summarizes key information about the funds that is included in the funds` prospectus. The funds` prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in each fund that you may want to consider before you invest. You may obtain the prospectus and other information about the funds at no cost by calling 1-800-638-5660, or by visiting our Web site at

troweprice.com.

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What is each fund`s objective?

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The funds` objectives are described below. Each fund pursues its objective by investing in a combination of T. Rowe Price mutual funds representing different types of stocks and bonds.
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2005 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 59% stocks and 41% bonds, with both an increasing allocation to bonds and an increasing emphasis to short-term bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2005.
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2010 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 66% stocks and 34% bonds, with both an increasing allocation to bonds and an increasing emphasis to short-term bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2010.

2015 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 71% stocks and 29% bonds, with both an increasing allocation to bonds and an increasing emphasis to short-term bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2015.

2020 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 78% stocks and 22% bonds, with an increasing allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2020.

2025 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 85% stocks and 15% bonds, with an increasing allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2025.

2030 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 90% stocks and 10% bonds for several years, then increasing the allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2030.

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2035 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 90% stocks and 10% bonds, with an increasing allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2035.

2040 Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting, as of February 27, 2004, of about 90% stocks and 10% bonds for a substantial number of years, then increasing the allocation to bonds over time. The fund`s allocation to stocks will remain fixed at 20% approximately 30 years after the year 2040.

Income Fund  The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds. This allocation is expected to remain fixed over time.

What is each fund`s principal investment strategy?

Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds representing various asset classes and sectors. The following tables detail the way each portfolio is expected to be allocated among the various asset classes. They also show which sectors within those asset classes the portfolios will have exposure to, the T. Rowe Price funds that will be used to represent those sectors, and the expected allocations to each individual fund. The information in the tables is as of February 27, 2004.

Table 1  2005 Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	9.5%	Short-Term Bonds	Short-Term Bond	9.5%
Fixed Income	31.5	Domestic Bonds	New Income	23.5
		High-Yield Bonds	High Yield	8.0
Stocks	59.0	Large-Cap	Equity Index 500	27.5
		Large-Cap Growth	Growth Stock	5.5
		Large-Cap Value	Value	5.5
		Mid-Cap	Mid-Cap Growth	3.0
		Mid-Cap	Mid-Cap Value	3.0
		Small Blend	Small-Cap Stock	5.5
		International	International Stock	4.5
		International	International Growth & Income	4.5

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Table 2  2010 Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	6.5%	Short-Term Bonds	Short-Term Bond	6.5%
Fixed Income	28.0	Domestic Bonds	New Income	20.0
		High-Yield Bonds	High Yield	8.0
Stocks	65.5	Large-Cap	Equity Index 500	24.5
		Large-Cap Growth	Growth Stock	9.0
		Large-Cap Value	Value	9.0
		Mid-Cap	Mid-Cap Growth	3.5
		Mid-Cap	Mid-Cap Value	3.0
		Small Blend	Small-Cap Stock	6.5
		International	International Stock	5.0
		International	International Growth & Income	5.0

Table 3  2015 Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	3%	Short-Term Bonds	Short-Term Bond	3.0%
Fixed Income	26	Domestic Bonds	New Income	18.0
		High-Yield Bonds	High Yield	8.0
Stocks	71	Large-Cap	Equity Index 500	19.5
		Large-Cap Growth	Growth Stock	13.5
		Large-Cap Value	Value	13.0
		Mid-Cap	Mid-Cap Growth	3.5
		Mid-Cap	Mid-Cap Value	3.5
		Small Blend	Small-Cap Stock	7.0
		International	International Stock	5.5
		International	International Growth & Income	5.5

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Table 4  2020 Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	0.5%	Short-Term Bonds	Short-Term Bond	0.5%
Fixed Income	22.0	Domestic Bonds	New Income	13.5
		High-Yield Bonds	High Yield	8.5
Stocks	77.5	Large-Cap	Equity Index 500	16.5
		Large-Cap Growth	Growth Stock	17.0
		Large-Cap Value	Value	16.5
		Mid-Cap	Mid-Cap Growth	4.0
		Mid-Cap	Mid-Cap Value	4.0
		Small Blend	Small-Cap Stock	7.5
		International	International Stock	6.0
		International	International Growth & Income	6.0

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Asset Class		Sector	Fund	Neutral Allocation
Fixed Income	15%	Domestic Bonds	New Income	8.5%
		High-Yield Bonds	High Yield	6.5
Stocks	85	Large-Cap	Equity Index 500	14.0
		Large-Cap Growth	Growth Stock	20.0
		Large-Cap Value	Value	20.0
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	8.0
		International	International Stock	7.0
		International	International Growth & Income	7.0
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Table 6  2030 Fund
Asset Class		Sector	Fund	Neutral Allocation
Fixed Income	10%	Domestic Bonds	New Income	5.0%
		High-Yield Bonds	High Yield	5.0
Stocks	90	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	22.5
		Large-Cap Value	Value	22.5
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5

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Table 7  2035 Fund
Asset Class		Sector	Fund	Neutral Allocation
Fixed Income	10%	Domestic Bonds	New Income	5.0%
		High-Yield Bonds	High Yield	5.0
Stocks	90	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	22.5
		Large-Cap Value	Value	22.5
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5
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Table 8  2040 Fund
Asset Class		Sector	Fund	Neutral Allocation
Fixed Income	10%	Domestic Bonds	New Income	5.0%
		High-Yield Bonds	High Yield	5.0
Stocks	90	Large-Cap	Equity Index 500	12.0
		Large-Cap Growth	Growth Stock	22.5
		Large-Cap Value	Value	22.5
		Mid-Cap	Mid-Cap Growth	4.5
		Mid-Cap	Mid-Cap Value	4.5
		Small Blend	Small-Cap Stock	9.0
		International	International Stock	7.5
		International	International Growth & Income	7.5

Table 9  Income Fund
Asset Class		Sector	Fund	Neutral Allocation
Short-Term Fixed Income	30%	Short-Term Bonds	Short-Term Bond	30.0%
Fixed Income	30	Domestic Bonds	New Income	22.5
		High-Yield Bonds	High Yield	7.5
Stocks	40	Large-Cap	Equity Index 500	26.0
		Mid-Cap	Mid-Cap Growth	2.0
		Mid-Cap	Mid-Cap Value	2.0
		Small Blend	Small-Cap Stock	4.0
		International	International Stock	3.0
		International	International Growth & Income	3.0

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Over time, the allocation to asset classes and individual funds will change according to a predetermined "glide path" shown in the following chart. (The glide path represents the shifting of asset classes over time.) As the glide path shows, each fund`s asset mix becomes more conservative—both prior to and after retirement—as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of a portfolio, which may be a primary source of income after retiring. Once a fund reaches its most conservative planned allocation, approximately 30 years after its stated retirement date, its allocation to stocks will remain fixed at approximately 20% of assets. The remainder will be invested in fixed-income securities.
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Target allocations of the broad asset classes are not expected to vary from the prescribed glide path formula by more than five percentage points. Any variance of the target allocation for a broad asset class can be applied to a single fund`s target allocation, or to any combination of funds within that broad asset class. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks.
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Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.

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Further information about each fund`s investments, including a review of market conditions and fund strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of these documents, call 1-800-638-5660.

What are the main risks of investing in the funds?

The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. The more a Retirement Fund allocates to stock funds, the greater the expected risk. These risks include:

General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund`s investment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.

Small- and mid-cap stock risks. To the extent that the Retirement Funds own funds that invest in stocks of small- and mid-cap companies, they may take on greater risk, as small-caps and mid-caps are usually more volatile than larger-company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.

Growth and value approach risks. There are risks associated with each fund`s exposure to funds representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security`s intrinsic value for a long time or that a stock judged to be undervalued may be appropriately priced.

International risks. Funds that have exposure to investments overseas generally carry more risks than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:

  Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.

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  General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

  Emerging market risk. To the extent that the Retirement Funds invest in funds that invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

  Fixed-income risks. To the extent that the Retirement Funds have exposure to funds that invest in the bond or money market, they are subject to the following risks:

  Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

  Credit risk. This is the chance that any of a fund`s holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund`s income level and share price.

  Each fund`s share price may decline, so when you sell your shares, you may lose money. An investment in each fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

  How can I tell which fund is most appropriate for me?

  Consider your estimated retirement date and risk tolerance. In general, these funds` investment programs assume a retirement age of 65. It is expected that the shareholder will choose a fund whose stated date is closest to the date the shareholder turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.

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  How has each fund performed in the past?

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  The bar charts showing calendar year returns and the average annual total return table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. Fund past returns (before and after taxes) are not necessarily an indication of future performance.
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  The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the year depicted.
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  In addition, the average annual total return table shows hypothetical after-tax returns to suggest how taxes paid by the shareholder may influence returns. Actual after-tax returns depend on each investor`s situation and may differ from those shown. After-tax returns are not relevant if the shares are held in a tax-deferred account, such as a 401(k) or IRA. During periods of fund losses, the post-liquidation after-tax return may exceed the fund`s other returns because the loss generates a tax benefit that is factored into the result.
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  Because the Retirement 2005, 2015, 2025, and 2035 Funds commenced operations in 2004, there is no historical performance information shown here. Performance history will be presented after the funds have been in operation for one calendar year.
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  Table 10  Average Annual Total Returns (Continued)
	Periods ended 03/31/04
	1 year	Since inception (9/30/02)
2010 Fund
Returns before taxes	29.46%	21.80%
Returns after taxes on distributions	29.09	21.37
Returns after taxes on distributions and sale of fund shares	19.27	18.42
Combined Index Portfolioa	31.11	23.17
Dow Jones 60% Global Portfolio Index	34.54	25.06
2020 Fund
Returns before taxes	34.70%	25.39%
Returns after taxes on distributions	34.35	24.94
Returns after taxes on distributions and sale of fund shares	22.69	21.50
Combined Index Portfoliob	36.56	26.58
Dow Jones 80% Global Portfolio Index	44.10	30.61
2030 Fund
Returns before taxes	39.02%	27.48%
Returns after taxes on distributions	38.77	27.08
Returns after taxes on distributions and sale of fund shares	25.52	23.34
Combined Index Portfolioc	41.38	29.13
Dow Jones 100% Global Portfolio Index	54.72	36.78
2040 Fund
Returns before taxes	39.14%	27.72%
Returns after taxes on distributions	38.89	27.32
Returns after taxes on distributions and sale of fund shares	25.60	23.54
Combined Index Portfolioc	41.38	29.13
Dow Jones 100% Global Portfolio Index	54.72	36.78
Income Fund
Returns before taxes	18.98	15.47
Returns after taxes on distributions	18.01	14.39
Returns after taxes on distributions and sale of fund shares	12.44	12.59
Combined Index Portfoliod	19.83	15.77
Dow Jones 40% Global Portfolio Index	25.19	19.45

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  Returns are based on changes in principal value, reinvested dividends, and capital gain distributions, if any. Returns before taxes do not reflect effects of any income or capital gains taxes. Taxes are computed using the highest federal income tax rate. The after-tax returns reflect the rates applicable to ordinary and qualified dividends
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  and capital gains effective in 2003. The returns do not reflect the impact of state and local taxes. Returns after taxes on distributions reflect the taxed return on the payment of dividends and capital gains. Returns after taxes on distributions and sale of fund shares assume the shares were sold at period-end and, therefore, are also adjusted for any capital gains or losses incurred by the shareholder. Market indexes do not include expenses, which are deducted from fund returns, or taxes.
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  aCombined Index Portfolio is an unmanaged portfolio composed of 66% stocks (32% S&P 500 Stock Index, 10.5% Russell 1000 Value Index, 7% Russell Midcap Index, 7% Russell 2000 Index, 9.5% MSCI EAFE Index), 34% bonds (20% Lehman Brothers U.S. Aggregate Index, 8% CS First Boston High Yield Index, 6% Lehman Brothers 1-3 Year Government/Credit Index).
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  bCombined Index Portfolio is an unmanaged portfolio composed of 78% stocks (31% S&P 500 Stock Index, 20% Russell 1000 Value Index, 7.5% Russell Midcap Index, 7.5% Russell 2000 Index, 12% MSCI EAFE Index), 22% bonds (13% Lehman Brothers U.S. Aggregate Index, 8.5% CS First Boston High Yield Index, 0.5% Lehman Brothers 1-3 Year Government/Credit Index).
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  cCombined Index Portfolio is an unmanaged portfolio composed of 90% stocks (31.5% S&P 500 Stock Index, 25.5% Russell 1000 Value Index, 9% Russell Midcap Index, 9% Russell 2000 Index, 15% MSCI EAFE Index), 10% bonds (5% Lehman Brothers U.S. Aggregate Index, 5% CS First Boston High Yield Index).
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  dCombined Index Portfolio is an unmanaged portfolio composed of 60% bonds (30% Lehman Brothers 1-3 Year Government/Credit Index, 22.5% Lehman Brothers U.S. Aggregate Index, 7.5% CS First Boston High Yield Index) and 40% stocks (26% S&P 500 Stock Index, 4% Russell Midcap Index, 4% Russell 2000 Index, 6% MSCI EAFE Index).
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  CS First Boston High Yield Index tracks the performance of domestic noninvestment-grade corporate bonds.

  Dow Jones 40% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 40% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

  Dow Jones 60% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 60% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

  Dow Jones 80% Global Portfolio Index is an index composed of an underlying blend of U.S. and non-U.S. stock, bond, and cash indexes. It is designed to capture 80% of the risk and return of the Dow Jones 100% Global Portfolio Index, an all-stock index.

  Dow Jones 100% Global Portfolio Index is an all-stock index composed of an underlying blend of U.S. and non-U.S. stock indexes.

  Lehman Brothers U.S. Aggregate Index tracks investment-grade corporate and government bonds.

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  Lehman Brothers 1-3 Year Government/Credit Index tracks U.S. government debt obligations and U.S. corporate and foreign bonds maturing within one to three years.
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  MSCI EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE).

  Russell Midcap Index is a market-capitalization weighted index of companies that tracks the performance of the 800 smallest companies in the Russell 1000 Index.

  Russell 1000 Value Index is a market-capitalization weighted index of those firms in the Russell 1000 Index with lower price-to-book ratios and forecasted growth rates.

  Russell 2000 Index tracks the stocks of 2,000 small U.S. companies.

  S&P 500 Stock Index tracks the stocks of 500 U.S. companies.

  What fees or expenses will I pay?

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  The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table provides an estimate of the expenses each fund will bear based on the expected allocation to, and the expected average expense ratio of, the underlying funds.
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  Table 11  Fees and Expenses of the Funds* (Continued)
Fund	Annual fund operating expenses (expenses that are deducted from fund assets)
	Management fee	Other expenses a	Underlying fund fees and expenses	Total annual fund operating expenses	Expected offset a	Net expenses

2005	0%	0.44%	0.69%	1.13%	0.44%	0.69%
2010	0	1.39	0.73	2.12	1.39	0.73
2015	0	0.44	0.77	1.21	0.44	0.77
2020	0	1.05	0.81	1.86	1.05	0.81
2025	0	0.44	0.83	1.27	0.44	0.83
2030	0	1.64	0.85	2.49	1.64	0.85
2035	0	0.44	0.85	1.29	0.44	0.85
2040	0	4.67	0.85	5.52	4.67	0.85
Income	0	1.91	0.62	2.53	1.91	0.62

  *Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee.

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  aThe expenses of each Retirement Fund are expected to be paid for by the underlying funds in which they invest.
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  Example.  The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses the net expenses from Table 11 to show how much you would pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, hold the investment for the following periods, and then redeem:

Fund	1 year	3 years	5 years	10 years
2005	$70	$221	xd1	xd1
2010	75	233	$406	$906
2015	79	246	xd1	xd1
2020	83	259	450	1,002
2025	85	265	xd1	xd1
2030	87	271	471	1,049
2035	87	271	xd1	xd1
2040	87	271	471	1,049
Income	63	199	346	774

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  Who manages the funds?

  The funds are managed by T. Rowe Price Associates, Inc. Founded in 1937, T. Rowe Price and its affiliates manage investments for individual and institutional accounts. The company offers a comprehensive array of stock, bond, and money market funds directly to the investing public.

  Edmund M. Notzon III has been chairman of the funds` Investment Advisory Committee since 2002 and has been managing investments for T. Rowe Price since 1989. The portfolio manager, Jerome A. Clark, has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds` investment programs. Mr. Clark joined T. Rowe Price in 1992 and has been managing investments since 1993.

  To participants in employer-sponsored retirement plans: The following questions and answers about buying and selling shares and services do not apply to your plan. Please call your plan`s toll-free number for additional information. Also note that this profile may include funds not available through your plan.

  How can I purchase shares?

  Fill out the New Account Form and return it with your check in the postpaid envelope. The minimum initial purchase is $2,500 ($1,000 for IRAs and gifts or transfers to minors). The minimum subsequent investment is $100 ($50 for IRAs, gifts or transfers to minors, or Automatic Asset Builder). You can also open an account by bank wire, by exchanging from another T. Rowe Price fund, or by transferring assets from another financial institution.

  How can I sell shares?

  You may redeem or sell any portion of your account on any business day. Simply write to us or call. You can also access your account at any time via Tele*Access ® or our Web site. We offer convenient exchange among our entire family of domestic and international funds. Restrictions may apply in special circumstances and some redemption requests need a signature guarantee.

  When will I receive income and capital gain distributions?

  The Income Fund distributes income monthly.

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  The 2005, 2010, 2015, 2020, 2025, 2030, 2035, and 2040 Funds distribute income annually.
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  All funds

  The funds distribute net capital gains, if any, at year-end. For regular accounts, income and short-term gains are taxable at ordinary income rates, and long-term gains are taxable at the capital gains rate. Distributions are reinvested

  Fund Profile

  automatically in additional shares unless you choose another option, such as receiving a check. Distributions paid to IRAs and employer-sponsored retirement plans are automatically reinvested.

  What services are available?

  A wide range, including but not limited to:

  retirement plans for individuals and large and small businesses;

  automated information and transaction services by telephone or computer;

  electronic transfers between fund and bank accounts;

  automatic investing and automatic exchange; and

  brokerage services, including cash management features.

  T. Rowe Price Associates, Inc.

  100 East Pratt Street

  Baltimore, MD 21202

  troweprice.com

  RPS C16-035

  T. Rowe Price Investment Services, Inc., Distributor.